Revenue (Tables)	12 Months Ended
Dec. 31, 2021
Revenue
Summary of revenue

	For the year ended December 31,
In thousands of USD	2019	2020	2021
Sales of goods	90,855	50,426	65,126
Commissions	27,997	39,540	35,345
Fulfillment	30,061	36,992	36,392
Value added services	22,939	21,754	25,665
Marketing and Advertising	6,816	8,799	10,778
Other revenue	872	1,855	4,628
Revenue	179,540	159,366	177,934